Option Granted by Company (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	120,000	1,590,000	875,000
Exercise price	$ 9.57	$ 13.02	$ 11.10
First 2015 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		110,000
Vesting period		100% vest at date of grant
Exercise price		$ 8.00
Exercisable period, start date		Oct. 30, 2015
Exercisable period, end date		Oct. 29, 2020
Weighted remaining contractual life in months		10 months
First 2016 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		280,000
Vesting period		vest in January 2020
Exercise price		$ 6.22
Exercisable period, start date		Jan. 01, 2020
Exercisable period, end date		Dec. 31, 2020
Weighted remaining contractual life in months		12 months
Second 2016 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		186,000
Vesting period		vest in January 2020
Exercise price		$ 5.41
Exercisable period, start date		Jan. 01, 2020
Exercisable period, end date		Dec. 31, 2020
Weighted remaining contractual life in months		12 months
First 2017 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		15,000
Vesting period		vest in January 2020
Exercise price		$ 7.10
Exercisable period, start date		Jan. 01, 2020
Exercisable period, end date		Dec. 31, 2020
Weighted remaining contractual life in months		12 months
Second 2017 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		15,000
Vesting period		vest in January 2021
Exercise price		$ 7.10
Exercisable period, start date		Jan. 01, 2021
Exercisable period, end date		Dec. 31, 2021
Weighted remaining contractual life in months		24 months
Third 2017 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		100,000
Vesting period		vest in January 2020
Exercise price		$ 7.95
Exercisable period, start date		Jan. 01, 2020
Exercisable period, end date		Dec. 31, 2020
Weighted remaining contractual life in months		12 months
Fourth 2017 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		100,000
Vesting period		vest in January 2020
Exercise price		$ 15.00
Exercisable period, start date		Jan. 01, 2020
Exercisable period, end date		Dec. 31, 2020
Weighted remaining contractual life in months		12 months
First 2018 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		30,000
Vesting period		vest in January 2020
Exercise price		$ 12.20
Exercisable period, start date		Jan. 01, 2020
Exercisable period, end date		Dec. 31, 2020
Weighted remaining contractual life in months		12 months
Second 2018 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		30,000
Vesting period		vest in January 2020
Exercise price		$ 10.55
Exercisable period, start date		Jan. 01, 2020
Exercisable period, end date		Dec. 31, 2020
Weighted remaining contractual life in months		12 months
First 2019 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted		60,000
Vesting period		vest in January 2020
Exercise price		$ 9.57
Exercisable period, start date		Jan. 01, 2020
Exercisable period, end date		Dec. 31, 2020
Weighted remaining contractual life in months		12 months